Long-Term Debt - Description (Details)		1 Months Ended	3 Months Ended			4 Months Ended	5 Months Ended	7 Months Ended		9 Months Ended	12 Months Ended
	Jan. 07, 2016 USD ($)	Jan. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 18, 2016	Mar. 31, 2015	Apr. 30, 2016	Jun. 10, 2014 USD ($)	Jul. 27, 2015 USD ($)	Aug. 08, 2014 USD ($)	Sep. 27, 2013 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 09, 2016 USD ($)	Feb. 15, 2016 USD ($)	Dec. 08, 2015 USD ($)	Jul. 31, 2015	May. 28, 2015	May. 13, 2015 USD ($)	Mar. 27, 2015	May. 06, 2014 USD ($)	Apr. 04, 2014 USD ($)
Debt Instrument [Line Items]
Debt variable rate basis												LIBOR
Outstanding balance												$ 144,673,901	$ 226,417,787
Debt underwriting discounts and commissions										$ 2,070,000
Trading symbol												PRGN
Gain from debt extinguishment												$ 5,921,524	$ 0	$ 0
Commerzbank AG (August 12, 2011)
Debt Instrument [Line Items]
Prepayment amount																				$ 3,000,000
Outstanding balance																	$ 38,237,500
Gain from debt extinguishment			$ 21,350,000									$ 5,921,524
Commerzbank AG (August 12, 2011) | Deferred installment portion
Debt Instrument [Line Items]
Number of installments																				4
Margin												4.50%
Unicredit Bank AG (November 19, 2007)
Debt Instrument [Line Items]
Outstanding balance		$ 8,317,750
Extinguishment of debt amount		4,885,750
Debt conversion, Amount converted		$ 3,432,000
Unicredit Bank AG (November 19, 2007) | Deferred installment
Debt Instrument [Line Items]
Number of installments																					1
Unicredit Bank AG (November 19, 2007) | Deferred installment portion
Debt Instrument [Line Items]
Number of installments																					5
Bank of Ireland (March 30, 2009)
Debt Instrument [Line Items]
Outstanding balance	$ 4,384,750
Percent of quarterly installments deferred																			50.00%
Extinguishment of debt amount	2,192,375
Debt conversion, Amount converted	$ 2,192,375
HSH Nordbank AG (April 4, 2014)
Debt Instrument [Line Items]
Debt instrument face amount																							$ 47,000,000
Extinguishment of debt amount								$ 43,236,400
HSBC Bank Plc (July 2, 2010)
Debt Instrument [Line Items]
Extinguishment of debt amount								$ 13,200,000
Nordea Bank Finland Plc (May 6, 2014)
Debt Instrument [Line Items]
Debt instrument face amount																						$ 160,000,000
Outstanding balance															$ 73,928,185
Cancellation of undrawn amount												$ 78,000,000
Minimim liquidity requirement											$ 250,000
Net proceeds from issuance of debt							$ 81,750,000
Gain from debt extinguishment			$ 680,000
Future proceeds from issuance of debt relating to settlement agreement															3,850,000
Future proceeds from issuance of debt per vessel per day relating to settlement agreement															$ 2,000
Nordea Bank Finland Plc (May 6, 2014) | Deferred installment
Debt Instrument [Line Items]
Number of installments																		1
Nordea Bank Finland Plc (May 6, 2014) | Deferred installment portion
Debt Instrument [Line Items]
Number of installments																		2
Nordea Bank Finland Plc (May 6, 2014) | Initial threshold
Debt Instrument [Line Items]
Security cover ratio					135.00%						135.00%
Nordea Bank Finland Plc (May 6, 2014) | Reduced threshold
Debt Instrument [Line Items]
Security cover ratio					110.00%						105.00%
Nordea Bank Finland Plc (May 6, 2014) | Ultramax newbuilding drybulk carriers DY4050 and DY4052 and Kamsarmax newbuilding drybulk carriers YZJ1144 and YZJ1145
Debt Instrument [Line Items]
Maximum financing amount as percentage of vessel's market value																						60.00%
Senior unsecured notes due 2021
Debt Instrument [Line Items]
Number of notes sold in public offering									1,000,000
Debt instrument face amount									$ 25
Interest rate per year												8.375%
Debt maturity date												Aug. 15, 2021
Net proceeds from issuance of debt									23,856,583
Debt underwriting discounts and commissions									812,500
Other offering costs									$ 330,917
Trading symbol												PRGNL
Debt instrument, redemption description												The Notes will mature on August 15, 2021, and may be redeemed in whole or in part at any time or from time to time after August 15, 2017
Redempion period, start date												Aug. 15, 2017
Minimum net worth												$ 100,000,000
Accrued interest, unpaid																$ 523,438
Senior unsecured notes due 2021 | Maximum
Debt Instrument [Line Items]
Net borrowings to total assets												70.00%
Exchange Offer | Senior unsecured notes due 2021
Debt Instrument [Line Items]
Number of notes exchanged				184,721
Percentage of outstanding notes exchanged				18.80%
Exchange Agreement | Senior unsecured notes due 2021
Debt Instrument [Line Items]
Number of notes exchanged		20,000				50,000